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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                               ---------------

Check here if Amendment [  ]; Amendment Number: / /
  This Amendment (Check only one.):      / / is a restatement.
                                         / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Whitney Holdings LLC
          -------------------------------------------------
Address:                  177 Broad Street
          -------------------------------------------------
                          Stamford, CT 06901
          -------------------------------------------------

13F File Number:     28-05743
                  -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Daniel J. O'Brien
          -------------------------------------------------
Title:                    Managing Member
          -------------------------------------------------
Phone:                    203-973-1400
          -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien               Stamford, CT             August 3, 2006
--------------------------    -----------------------    ----------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-
            ---------------                 -----------------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         --------

Form 13F Information Table Entry Total:        33
                                         --------

Form 13F Information Table Value Total:  $752,500 (thousands)
                                         --------


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                  NONE

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                              13F INFORMATION TABLE
                                  JUNE 30, 2006

COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5                   COLUMN 6    COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                           SHARES OR         PUT/                             VOTING AUTHORITY
                           TITLE OF             VALUE      ---------         ----    INVESTMENT    OTHER   ------------------------
NAME OF ISSUER              CLASS      CUSIP   (X$1000)     PRN AMT  SH/PRN  CALL    DISCRETION   MANAGERS     SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                COM     004398103      717      57,500    SH          SHARED DEFINED   NONE       57,500
AMERIGROUP CORP              COM     03073T102    1,474      47,500    SH          SHARED DEFINED   NONE       47,500
AMERITYRE CORP.              COM     03073V107      808     102,212    SH          SHARED DEFINED   NONE      102,212
ARRIS GROUP INC              COM     04269Q100    1,351     103,000    SH          SHARED-DEFINED   NONE      103,000
DIRECTED ELECTRONICS         COM     254575103      389      29,654    SH          SHARED DEFINED   NONE       29,654
DOLLAR FINANCIAL CORP        COM     256664103    1,607      89,305    SH          SHARED DEFINED   NONE       89,305
DYNAMEX INC                  COM     26784F103      405      18,554    SH          SHARED DEFINED   NONE       18,554
FIRST CONSULTING
  GROUP INC                  COM     31986R103    1,101     124,491    SH          SHARED DEFINED   NONE      124,491
GATX CORP                    COM     361448103    1,063      25,000    SH          SHARED DEFINED   NONE       25,000
HERBALIFE LTD            COM USD SHS G4412G101  708,828  17,765,111    SH          SHARED-DEFINED   NONE   17,765,111
HORNBECK OFFSHORE
  SERVICES                   COM     440543106      977      27,500    SH          SHARED DEFINED   NONE       27,500
HYPERCOM CORP                COM     44913M105    1,417     151,600    SH          SHARED-DEFINED   NONE      151,600
INFO CROSSING INC            COM     45664X109      526      45,566    SH          SHARED DEFINED   NONE       45,566
KANBAY INTL INC              COM     48369P207    1,091      75,000    SH          SHARED DEFINED   NONE       75,000
KNOLOGY, INC.                COM     499183804   14,742   1,585,122    SH          SHARED-DEFINED   NONE    1,585,122
LAWSON SOFTWARE INC          COM     520780107    1,097     163,700    SH          SHARED DEFINED   NONE      163,700
MEDIWARE INFORMATION
  SYSTEMS INC                COM     584946107      321      33,255    SH          SHARED DEFINED   NONE       33,255
MOBIUS MGMT SYS INC          COM     606925105      992     171,000    SH          SHARED DEFINED   NONE      171,000
MOTHERS WORK INC             COM     619903107    1,507      43,000    SH          SHARED DEFINED   NONE       43,000
NAVARRE CORPORATION          COM     639208107    1,668     335,000    SH          SHARED DEFINED   NONE      335,000
NMT MEDICAL INC              COM     629294109      260      26,000    SH          SHARED DEFINED   NONE       26,000
OPEN TEXT CORP               COM     688715106      939      65,000    SH          SHARED DEFINED   NONE       65,000
OPINION RESEARCH CORP        COM     683755102      587      98,424    SH          SHARED DEFINED   NONE       98,424
ORBITAL SCIENCES CORP        COM     685564106      214      13,275    SH          SHARED-DEFINED   NONE       13,275
PETCO ANIMAL SUPPLIES      COM NEW   716016209      817      40,000    SH          SHARED DEFINED   NONE       40,000
POMEROY IT SOLUTIONS INC     COM     731822102    1,382     191,900    SH          SHARED DEFINED   NONE      191,900
PRA INTERNATIONAL            COM     69353C101      445      20,000    SH          SHARED DEFINED   NONE       20,000
SM&A                         COM     78465D105      312      51,100    SH          SHARED DEFINED   NONE       51,100
STONEPATH GROUP INC          COM     861837102      132     399,200    SH          SHARED DEFINED   NONE      399,200
TBS INTERNATIONAL LTD      COM CLA   G86975151      430      68,291    SH          SHARED DEFINED   NONE       68,291
TENNECO AUTOMOTIVE, INC      COM     880349105    2,639     101,500    SH          SHARED DEFINED   NONE      101,500
THOMAS WEISEL
  PARTNERS GRP               COM     884481102    1,188      62,483    SH          SHARED DEFINED   NONE       62,483
WORLD AIR HOLDINGS, INC      COM     98142V104    1,074     125,000    SH          SHARED DEFINED   NONE      125,000